FINANCIAL INSTRUMENTS & RISK - Liabilities Arising From Financing Activities (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	SFr 6,450.3	SFr 7,402.2	SFr 7,274.5
Cash flows from financing activities:
Interest paid	(261.3)	(420.2)	(422.5)
Borrowing of debt	1,260.8	0.0	0.0
Vendor financing additions	405.7	363.4	271.2
Repayments of debt and lease liabilities	(1,344.4)	(1,179.1)	(107.6)
Principal payments on operating-related vendor financing	(360.1)	(327.9)	(171.8)
Principal payments on capital-related vendor financing	(70.6)	(49.1)	(124.8)
Payment of financing costs and debt premiums	(19.3)	0.0	0.1
Net cash received related to derivative instruments	(151.3)	52.3	117.1
Total cash flows from financing activities	(540.5)	(1,560.6)	(438.3)
Losses on debt extinguishment	29.2	3.9
Realized and unrealized (gains) losses on derivative instruments, net	290.1	(249.6)	524.4
Interest accruals	313.3	428.0	426.6
Assets acquired under leases	173.4	126.3	56.2
Assets acquired under capital-related vendor financing arrangements, including VAT	62.1	52.1	77.6
Effect of changes in foreign exchange rates	(423.5)	287.4	(466.7)
Other related party charges		(51.8)	1.7
Other changes	223.3	(51.5)	(53.7)
Liabilities arising from financing activities at end of period	6,577.7	6,450.3	7,402.2
Debt and accrued interest
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	4,734.2	5,537.3	5,942.1
Cash flows from financing activities:
Interest paid	(198.5)	(359.2)	(364.1)
Borrowing of debt	1,260.8
Vendor financing additions	405.7	363.4	271.2
Repayments of debt and lease liabilities	(1,223.4)	(1,064.7)	0.0
Principal payments on operating-related vendor financing	(360.1)	(327.9)	(171.8)
Principal payments on capital-related vendor financing	(70.6)	(49.1)	(124.8)
Payment of financing costs and debt premiums	(16.6)		0.1
Total cash flows from financing activities	(202.7)	(1,437.5)	(389.4)
Losses on debt extinguishment	21.7	3.9
Interest accruals	246.9	358.2	358.7
Assets acquired under capital-related vendor financing arrangements, including VAT	62.1	52.1	77.6
Effect of changes in foreign exchange rates	(423.5)	271.8	(453.4)
Other related party charges		(51.8)	1.7
Other changes	(3.0)	0.2	0.1
Liabilities arising from financing activities at end of period	4,435.7	4,734.2	5,537.3
Derivatives
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	432.9	607.3	(15.5)
Cash flows from financing activities:
Net cash received related to derivative instruments	(151.3)	52.3	117.1
Total cash flows from financing activities	(151.3)	52.3	117.1
Realized and unrealized (gains) losses on derivative instruments, net	290.1	(249.6)	524.4
Effect of changes in foreign exchange rates		15.6	(13.3)
Other changes	(1.2)	7.3	(5.4)
Liabilities arising from financing activities at end of period	570.5	432.9	607.3
Lease liabilities
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	1,219.3	1,257.6	1,347.9
Cash flows from financing activities:
Interest paid	(61.3)	(61.0)	(58.4)
Repayments of debt and lease liabilities	(121.0)	(114.4)	(107.6)
Total cash flows from financing activities	(182.3)	(175.4)	(166.0)
Interest accruals	61.3	69.8	67.9
Assets acquired under leases	173.4	126.3	56.2
Effect of changes in foreign exchange rates		0.0
Other changes	5.5	(59.0)	(48.4)
Liabilities arising from financing activities at end of period	1,277.2	1,219.3	SFr 1,257.6
Other (Assets)/ Liabilities
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	63.9
Cash flows from financing activities:
Interest paid	(1.5)
Payment of financing costs and debt premiums	(2.7)
Total cash flows from financing activities	(4.2)
Losses on debt extinguishment	7.5
Interest accruals	5.1
Other changes	222.0
Liabilities arising from financing activities at end of period	SFr 294.3	SFr 63.9